Commitments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Lease Expire dates			2020
EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement		5 years
ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement	February 2020
USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Rental expenses relating to operating leases			$ 100	$ 700	$ 500
USD [Member] | EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			1,100	$ 1,800
USD [Member] | ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements	$ 6,300
USD [Member] | Qualified Supply Service Scheme [Member]
Disclosure of contingent liabilities in business combination [line items]
Budget amount expensed			24,000
Estimated project cost			$ 1,850